Research and development expenses	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Research and development expenses
18. Research and development expenses:

Research and development expenses are recorded net of government assistance received or receivable.  The research and development expenses had been incurred and program funding had been received or receivable are as follows:

	Years ended December 31,
	2015	2014	2013
Research and development expenses	$52,992	$77,472	$91,772
Government assistance (note 16)	(215)	(892)	(640)
Research and development	$52,777	$76,580	$91,132